Risk Management	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Risk Management
Note 4: Risk Management
We have an enterprise-wide approach to the identification, assessment, management (including mitigation), monitoring and reporting of risks faced across our organization. The key risks related to our financial instruments are classified as credit and counterparty, market, and liquidity and funding risks. Macroeconomic factors, including interest rates and unemployment rates, impact certain risks as outlined in the Enterprise-Wide Risk Management section of our Management’s Discussion and Analysis, and where those risks are related to financial instruments, they have been included in the blue-tinted font as referenced below. The blue-tinted text and tables in the Enterprise-Wide Risk Management section of our Management’s Discussion and Analysis form an integral part of these consolidated financial statements.
Credit and Counterparty Risk
Credit and counterparty risk is the potential for financial loss due to the failure of an obligor (i.e., a borrower, endorser, guarantor or counterparty) to repay a loan or honour another predetermined financial obligation. Credit and counterparty risk underlies
every lending activity that we enter into, and also arises in the holding of investment securities, transactions related to trading and other capital markets products, and activities related to securitization. This is the most significant measurable risk that we face.
Our risk management practices and key measures are disclosed in the blue-tinted font in the Enterprise-Wide Risk Management section of our Management’s Discussion and Analysis. Additional information on credit risk related to loans and derivatives is included in Notes 3 and 7, respectively.
Market Risk
Market risk is the potential for financial loss as a result of the impact to capital and earnings arising from adverse changes in market variables that may affect the bank’s trading, underwriting and banking book positions, such as interest rates, foreign exchange rates, credit spreads, equity and commodity prices and their implied volatilities.
Our market risk management practices and key measures are disclosed in the blue-tinted font in the Enterprise-Wide Risk Management section of our Management’s Discussion and Analysis.
Liquidity and Funding Risk
Liquidity and funding risk is the potential for financial loss if the bank is unable to meet its financial commitments in a timely manner at reasonable prices as they come due. Financial commitments include liabilities to depositors and suppliers, as well as lending, investment and pledging commitments. It is our policy to maintain a level of liquid assets and funding capacity sufficient to meet our financial commitments, even in times of stress. Managing liquidity and funding risk is essential to maintaining enterprise soundness and safety, depositor confidence and earnings stability.
Our liquidity and funding risk management practices and key measures are disclosed in the blue-tinted font in the Enterprise-Wide Risk Management section of our Management’s Discussion and Analysis.